Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Currency Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	$ 7.0827	$ 6.9646
Items in the consolidated statements of operations and comprehensive (loss)/income, and cash flows	$ 7.0422	$ 6.719	$ 6.4